Consolidated Unaudited Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,312)	$ (11,320)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	25	190
Impairment of fixed assets		1,364
Share-based compensation	(198)	198
Financial income, net		(323)
Changes in assets and liabilities items:
Increase in prepaid and other current assets and non-current assets	(30)	(255)
Increase (decrease) in trade accounts payable, accruals and other current liabilities	(86)	(270)
Increase (decrease) in employees and payroll accruals	(331)	686
Decrease in royalties provision		(94)
Net cash used in operating activities	(6,932)	(9,824)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(83)
Changes in short-term deposits	15,912	8,069
Net cash provided by (used in) investing activities	15,912	7,986
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of ordinary shares in the registered direct offerings, net of issuance expenses
Net cash provided by financing activities
Net increase(decrease) in cash, cash equivalents and restricted cash	8,980	(1,838)
Cash, cash equivalents and restricted cash at the beginning of the period	8,844	4,442
Cash, cash equivalents and restricted cash at the end of the period	$ 17,824	$ 2,604